Loss per share - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net loss used for basic and diluted loss per share	$ (13,627,876)	$ (46,305,239)	$ (363,874,560)
Weighted-average outstanding common shares (in shares)	79,862,834	78,662,187	68,055,332
Basic loss per share (in dollars per share)	$ (0.17)	$ (0.59)	$ (5.34)
Diluted loss per share (in dollars per share)	$ (0.17)	$ (0.59)	$ (5.34)
Convertible debentures (in shares)	6,657,813	6,388,321	0
Stock options (in shares)	1,583,085	0	0
Restricted stock units (in shares)	1,666,667	1,666,667	0
Earnout units (in shares)	26,797,052	26,797,052	26,797,052
Warrant units (in shares)	21,302,814	14,391,150	14,391,150
Total (in shares)	58,007,431	49,243,190	41,188,202
Exercise price of issued shares (in dollars per share)	$ 8